EATON VANCE SERIES TRUST II
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the "Registrant") (1933 Act File No. 2-42722) certifies (a) that the form of prospectus and statement of additional information dated November 19, 2003 used with respect to Eaton Vance Tax-Managed Emerging Markets Fund, a series of the Registrant, does not differ materially from those contained in Post-Effective Amendment No. 58 ("Amendment No. 58") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 58 was filed electronically with the Commission (Accession No. 0000940394-03-001131) on November 19, 2003.

                                EATON VANCE SERIES TRUST II


                                By:     /s/ Alan R. Dynner
                                        ------------------------------
                                        Alan R. Dynner, Esq.
                                        Secretary


Dated:  December 15, 2003